[MAP OF GLOBE]

TEMPLETON
DEVELOPING
MARKETS
TRUST

Annual Report
December 31, 1996

[Franklin Templeton Logo]

 Dr. Mobius has been living overseas since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs that are unique to developing nations. Together with his team of Templeton analysts, Dr. Mobius currently oversees more than $10 billion in emerging markets investments for the Templeton Group of Funds.

[PICTURE OF J. MARK MOBIUS, PH.D.]

J. MARK MOBIUS, PH.D.

PRESIDENT
TEMPLETON DEVELOPING MARKETS TRUST

MANAGEMENT
DISCUSSION

Your Fund's Objective: The Templeton Developing Markets Trust seeks long-term capital appreciation by investing primarily in securities of issuers of countries having developing markets.

FEBRUARY 18, 1997

Dear Shareholder:

We are pleased to bring you this annual report of the Templeton Developing Markets Trust, which covers the year ended December 31, 1996. This has been a satisfying year for many investors in emerging markets, as after-shocks of the Mexican currency crisis appeared to have finally dissipated and investor confidence in them returned. The Fund's Class I shares earned a one-year total return of 22.51%, as discussed in the Performance Summary on page 6, while the unmanaged International Finance Corporation's Investable Composite Index (IFC), composed entirely of emerging market stocks, reported a total return of only 9.3%. The unmanaged Morgan Stanley Capital International World Index
(MSCI)(R)(1), which was heavily weighted (43.4%) in the booming U.S. market, reported a 14.0% total return for the period.

As of December 31, 1996, the Trust owned investments in 35 countries, with Hong Kong being our largest country holding (16.2% of total net assets). Our largest regional holdings were Asia (40.7%), followed by Latin America (30.1%), Europe (17.1%), and the Middle East/Africa (3.1%). Although investments in emerging markets as a whole performed well, returns provided by individual countries varied according to each market's particular economic and political circumstances.

Brazil and Venezuela were two of our best-performing markets. By balancing the national budget and privatizing a number of government-owned companies, Brazil reduced inflation from more than 2500% per annum in 1993, to an annual level of just 14% in August 1996. As a result, its stock market attracted significant interest from both domestic and international investors, and,

--------------------------------------------------------------------------------
1. A registered trademark of Morgan Stanley & Co., Inc.

TEMPLETON DEVELOPING
MARKETS TRUST
Geographic Distribution on 12/31/96
Based on Total Net Assets

[PIE CHART]

Asia                            40.7%
Latin America                   30.1%
Europe                          17.1%
Middle East & Africa             3.1%
Short-Term Obligations & Other
  Net Assets                     9.0%


measured in U.S. dollars, rallied 54% during 1996. In Venezuela, reforms initiated by President Rafael Caldera resulted in lower inflation, higher economic growth and a rising stock market.

Russia and Poland also experienced rising equity prices. Early in 1996, prices of Russian stocks were depressed, in part, because of fears that a Communist victory in the June presidential election would result in a repeal of previously enacted economic reforms. But, as the balloting drew near and Boris Yeltsin's win seemed likely, prices of several stocks more than tripled. Although some equity prices fell after the elections, the ASP-Moscow Times Index increased by 126% for the year as a whole.(2) The Polish stock market, sparked by privatization, foreign investment, and rapid growth in construction activity, rose 62% during 1996.(2)

In Asia, the Hong Kong stock market rallied strongly, buoyed by the economic recovery of the retail and property sectors. Malaysia and Taiwan's markets also performed relatively well. However, some markets bucked the general trend and experienced steep setbacks. Undermined by a slowdown in economic

  TOP 10 COUNTRIES REPRESENTED IN
  THE TRUST ON 12/31/96
  As a Percentage of Total Net Assets

  Country     % of Total Net Assets
  Hong Kong           16.2%
  Brazil              10.8%
  Mexico               7.6%
  Argentina            6.3%
  Turkey               4.6%
  Portugal             4.1%
  Greece               3.8%
  Indonesia            3.6%
  Venezuela            3.3%
  Malaysia             3.1%

2. Price change measured in U.S. dollars.

TEMPLETON DEVELOPING
MARKETS TRUST
Asset Allocation on 12/31/96
Based on Total Net Assets


[PIE CHART]

Equity                          91.0%

Short-Term Obligations & Other
  Net Assets                     9.0%


growth and poor corporate earnings, equity prices in South Korea, Thailand, India, Singapore and Sri Lanka declined during 1996. And, Pakistan's stock market fell sharply during the last few months of the period, ending the year substantially below its year-opening level.

Looking forward, we believe that weak markets such as South Korea and Thailand are likely to offer opportunities to purchase stocks at bargain prices. We also believe that even after last year's strong rise, the Russian market may have room to advance. Russia possesses some of the largest reserves of natural resources in the world and has companies which may one day be equal to the best in their fields. We are, of course, concerned about the outlook for Hong Kong's economy following its transfer to China on July 1, 1997. However, even though there is a possibility of economic

  TOP 10 HOLDINGS ON 12/31/96
  As a Percentage of Total Net Assets

  Company,
  Industry,                                 % of Total
  Country                                   Net Assets

  Cheung Kong Holdings Ltd.
  Multi-Industry
  Hong Kong                                        3.1%

  HSBC Holdings PLC
  Banking
  Hong Kong                                        2.5%

  Electricidad de Caracas
  Utilities - Electrical & Gas
  Venezuela                                        2.4%

  Electrobras-Centrais Eletricas
  Brasileiras SA,
  Utilities - Electrical & Gas
  Brazil                                           2.4%

  Telebras-Telecomunicacoes Brasileiras SA
  Telecommunications
  Brazil                                           2.2%

  Telefonos de Mexico SA, L
  Telecommunications
  Mexico                                           2.1%

  New World Development Co. Ltd.
  Real Estate
  Hong Kong                                        2.1%

  Petrobras-Petroleo Brasileiro SA, pfd.
  Energy Sources
  Brazil                                           1.8%

  Sun Hung Kai Properties Ltd.
  Real Estate
  Hong Kong                                        1.8%

  Perez Companc SA, B
  Energy Sources
  Argentina                                        1.5%

--------------------------------------------------------------------------------
For a complete list of portfolio holdings, please see page 14 of this report.

disaster, in our opinion it is more likely that Hong Kong's economy will continue to prosper. The Chinese government has indicated that the economic and social status quo will be maintained, and evidence that many investors believe this may be found in the narrowing of the gap in valuations between Hong Kong stocks and other Asian stocks.

This discussion reflects the strategies we employed for the Fund during the past fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund. Of course, investing in emerging markets involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 857% in the last 15 years, but has suffered five declines of more than 20% during that time.(3) These special risks and other considerations are discussed in the Fund's prospectus.

Choosing stocks in the rapidly growing emerging markets universe requires an

--------------------------------------------------------------------------------
3. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1996.

effective team of analysts to locate potential bargains throughout the world. Since the difference between stocks that appear to be, and those that prove to be, bargains lies in the competence and integrity of the management of those companies, on-site inspection of potential investments is essential. That is why our analysts examine hundreds of companies each year, why I spent 1996 visiting over 300 companies in more than 30 countries, and why two new analysts recently joined our South African office. An account of my recent trip to South Africa is included on page 10 of this report.

Thank you for investing in the Templeton Developing Markets Trust. We appreciate your support and welcome your comments.

On April 16, 1996, the Fund's Board of Directors adopted a non-fundamental policy permitting investment in Russian securities up to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody.

PERFORMANCE
SUMMARY
Class I

Class II
Performance
Summary
begins on
page 8

The Templeton Developing Markets Trust - Class I reported a total return of 22.51% for the one-year period ended December 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge. As the chart on this page illustrates, the Fund's Class I shares delivered a cumulative total return of 77.64% since inception on October 17, 1991.

During the reporting period, Class I shareholders received distributions of 17.5 cents ($0.175) per share in income dividends, 3.5 cents ($0.035) in short-term capital gains, and 30.5 cents ($0.305) in long-term capital gains. As measured by net asset value, the price of the Fund's Class I shares increased by $2.39, from $13.01 on December 31, 1995, to $15.40 on December 31, 1996. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 7 compares the performance of the Fund's Class I shares with that of the broad-based Morgan Stanley Capital International (MSCI) World Index. The index contains approximately 1,563 companies, representing the stock markets of 22 countries, including the U.S., Canada, Australia, New Zealand and several countries in Europe and Asia. It differs

 TEMPLETON DEVELOPING
 MARKETS TRUST - CLASS I
 Periods ended December 31, 1996

                                                Since
                                              Inception
                       One-Year   Five-Year   (10/17/91)
 Cumulative
 Total Return(1)         22.51%      77.01%      77.64%

 Average
 Annual
 Total Return(2)         15.50%      10.78%      10.40%

 Value of
 $10,000
 Investment(3)         $11,550     $16,686     $16,742

 One-Year Total Return(4)

 12/31/92    12/31/93    12/31/94    12/31/95    12/31/96
  -9.75%      74.50%      -8.64%       0.36%      22.51%

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include the initial sales charge.

Note: All total return calculations assume that all dividends and capital gains distributions were reinvested when paid. From October 17, 1991 to December 31, 1992, expense limitations increased the Fund's total return.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social and political climates of the countries where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, your shares, when redeemed, may be worth more or less than their initial cost. Past performance is not predictive of future results.

[BAR CHART]

TEMPLETON DEVELOPING
MARKETS TRUST -- CLASS I
Comparative Performance for 1996

    22.5%                   9.3%                    14.0%

  Templeton         International Finance       Morgan Stanley
Developing Markets      Corporation's              Capital
Trust -- Class I(1)     Investable               International
                        Composite Index(2)        World Index(2)

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Indices are unmanaged and include reinvested dividends from the Fund because it includes stocks from some developed countries such as the U. S. where the Fund is not allowed to invest. On December 31, 1996, the index's U.S. weighting was 43.4%. During the year, it posted a total return of 14.0%, compared to the Fund's 22.51%.

The graph also compares the Fund's performance with that of the more narrow International Finance Corporation's (IFC) Investable Composite Index. The IFC Index was designed to reflect the performance of emerging market investments and includes 1,225 stocks that foreigners can buy in 26 countries, including Mexico, South Korea, Brazil, Jordan and Turkey. During the year, it posted a total return of 9.3%, compared to the Fund's 22.51%.

Please remember that the Fund's performance differs from that of the indices because the indices are unmanaged, do not contain cash (the Fund generally carries a certain percentage of cash at any given time), and do not include sales charges or management expenses. The Fund's performance can also be markedly different because our philosophy of investing in bargain stocks may result in our purchasing stocks which are not predominant in any index, and not "popular" index stocks. Of course, one cannot invest directly in an index.


TEMPLETON DEVELOPING MARKETS TRUST -- CLASS I
Total Return Index Comparison
$10,000 Investment (10/17/91 - 12/31/96)

[LINE GRAPH]

               TEMPLETON
               DEVELOPING
               MARKETS       MSCI        IFCI
               TRUST --     WORLD      COMPOSITE
                  I*        INDEX       INDEX
               --------    --------    --------
   10/16/91    $  9,425    $ 10,000    $ 10,000    MS World GD........................................    $      IFCI Comp    $T
     Oct-91    $  9,435    $ 10,079    $ 10,317    0.79%..............................................           3.17%
     Nov-91    $  9,406    $  9,642    $ 10,337   -4.34%..............................................           0.19%
     Dec-91    $  9,458    $ 10,345    $ 11,436    7.30%..............................................          10.64%
     Jan-92    $  9,619    $ 10,156    $ 12,861   -1.83%..............................................          12.46%
     Feb-92    $  9,562    $  9,982    $ 13,189   -1.71%..............................................           2.55%
     Mar-92    $  9,364    $  9,514    $ 13,121   -4.69%..............................................          -0.52%
     Apr-92    $  9,468    $  9,648    $ 13,193    1.41%..............................................           0.55%
     May-92    $  9,628    $ 10,034    $ 13,114    4.00%..............................................          -0.60%
     Jun-92    $  9,609    $  9,700    $ 11,767   -3.33%..............................................         -10.27%
     Jul-92    $  9,392    $  9,726    $ 11,741    0.27%..............................................          -0.22%
     Aug-92    $  9,137    $  9,965    $ 11,246    2.45%..............................................          -4.22%
     Sep-92    $  9,033    $  9,875    $ 11,013   -0.90%..............................................          -2.07%
     Oct-92    $  8,788    $  9,609    $ 11,504   -2.69%..............................................           4.46%
     Nov-92    $  8,439    $  9,783    $ 11,429    1.81%..............................................          -0.65%
     Dec-92    $  8,536    $  9,864    $ 11,810    0.83%..............................................           3.33%
     Jan-93    $  8,960    $  9,899    $ 11,759    0.35%..............................................          -0.43%
     Feb-93    $  9,741    $ 10,136    $ 12,054    2.39%..............................................           2.51%
     Mar-93    $  9,591    $ 10,725    $ 12,436    5.82%..............................................           3.17%
     Apr-93    $ 10,046    $ 11,224    $ 12,880    4.65%..............................................           3.57%
     May-93    $ 10,597    $ 11,485    $ 13,151    2.32%..............................................           2.10%
     Jun-93    $ 10,906    $ 11,390    $ 13,524   -0.82%..............................................           2.84%
     Jul-93    $ 10,868    $ 11,627    $ 13,946    2.08%..............................................           3.12%
     Aug-93    $ 11,825    $ 12,162    $ 15,079    4.60%..............................................           8.12%
     Sep-93    $ 12,289    $ 11,940    $ 15,685   -1.83%..............................................           4.02%
     Oct-93    $ 12,792    $ 12,270    $ 17,037    2.77%..............................................           8.62%
     Nov-93    $ 13,449    $ 11,578    $ 18,117   -5.64%..............................................           6.34%
     Dec-93    $ 14,896    $ 12,147    $ 21,211    4.91%..............................................          17.08%
     Jan-94    $ 15,198    $ 12,950    $ 21,356    6.61%..............................................           0.68%
     Feb-94    $ 14,866    $ 12,784    $ 20,805   -1.28%..............................................          -2.58%
     Mar-94    $ 14,268    $ 12,236    $ 18,701   -4.29%..............................................         -10.11%
     Apr-94    $ 13,699    $ 12,616    $ 18,346    3.11%..............................................          -1.90%
     May-94    $ 13,689    $ 12,650    $ 18,779    0.27%..............................................           2.36%
     Jun-94    $ 13,464    $ 12,616    $ 18,110   -0.27%..............................................          -3.56%
     Jul-94    $ 13,935    $ 12,858    $ 19,413    1.92%..............................................           7.19%
     Aug-94    $ 14,749    $ 13,247    $ 21,897    3.02%..............................................          12.80%
     Sep-94    $ 14,887    $ 12,901    $ 22,449   -2.61%..............................................           2.52%
     Oct-94    $ 14,543    $ 13,271    $ 21,711    2.87%..............................................          -3.29%
     Nov-94    $ 14,023    $ 12,698    $ 20,877   -4.32%..............................................          -3.84%
     Dec-94    $ 13,617    $ 12,823    $ 18,631    0.99%..............................................         -10.76%
     Jan-95    $ 12,846    $ 12,634    $ 16,173   -1.48%..............................................         -13.19%
     Feb-95    $ 12,805    $ 12,821    $ 15,963    1.48%..............................................          -1.30%
     Mar-95    $ 12,948    $ 13,441    $ 15,928    4.84%..............................................          -0.22%
     Apr-95    $ 13,377    $ 13,913    $ 16,594    3.51%..............................................           4.18%
     May-95    $ 13,836    $ 14,034    $ 17,213    0.87%..............................................           3.73%
     Jun-95    $ 13,877    $ 14,033    $ 17,314   -0.01%..............................................           0.59%
     Jul-95    $ 14,469    $ 14,737    $ 17,851    5.02%..............................................           3.10%
     Aug-95    $ 14,091    $ 14,411    $ 17,372   -2.21%..............................................          -2.68%
     Sep-95    $ 14,071    $ 14,834    $ 17,240    2.93%..............................................          -0.76%
     Oct-95    $ 13,591    $ 14,602    $ 16,585   -1.56%..............................................          -3.80%
     Nov-95    $ 13,438    $ 15,112    $ 16,502    3.49%..............................................          -0.50%
     Dec-95    $ 13,666    $ 15,556    $ 17,077    2.94%..............................................           3.48%
     Jan-96    $ 15,000    $ 15,841    $ 18,520    1.83%..............................................           8.45%
     Feb-96    $ 14,931    $ 15,941    $ 18,090    0.63%..............................................          -2.32%
     Mar-96    $ 14,995    $ 16,208    $ 18,350    1.68%..............................................           1.44%
     Apr-96    $ 15,490    $ 16,592    $ 19,092    2.37%..............................................           4.04%
     May-96    $ 15,743    $ 16,609    $ 18,922    0.10%..............................................          -0.89%
     Jun-96    $ 15,838    $ 16,695    $ 19,143    0.52%..............................................           1.17%
     Jul-96    $ 15,121    $ 16,108    $ 17,887   -3.52%..............................................          -6.56%
     Aug-96    $ 15,427    $ 16,296    $ 18,442    1.17%..............................................           3.10%
     Sep-96    $ 15,754    $ 16,937    $ 18,715    3.93%..............................................           1.48%
     Oct-96    $ 15,807    $ 17,059    $ 18,313    0.72%..............................................          -2.15%
     Nov-96    $ 16,355    $ 18,017    $ 18,584    5.62%..............................................           1.48%
     Dec-96    $ 16,742    $ 17,733    $ 18,665   -1.58%..............................................           0.44%

Templeton Developing           MSCI World Index(2)     IFC Investable
Markets Trust - Class 1(1)                             Composite Index(2)

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Indices are unmanaged and include reinvested dividends.

PERFORMANCE
SUMMARY
Class II

Class I
Performance
Summary
begins on
page 6

The Templeton Developing Markets Trust - Class II reported a total return of 21.58% for the one-year period ended December 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges. As the chart on this page illustrates, the Fund's Class II shares delivered a cumulative total return of 23.66% since inception on May 1, 1995.

During the reporting period, Class II shareholders received distributions of
11.46 cents ($0.1146) per share in income dividends, 3.5 cents ($0.035) in short-term capital gains and 30.5 cents ($0.305) in long-term capital gains. As measured by net asset value, the price of the Fund's Class II shares increased by $2.32, from $12.95 on December 31, 1995, to $15.27 on December 31, 1996. Of
course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 9 compares the performance of the Fund's Class II shares with that of the broad-based Morgan Stanley Capital International (MSCI) World Index. The index contains approximately 1,563 companies, representing the stock markets of 22 countries, including the U.S., Canada, Australia, New Zealand and several countries in Europe and Asia. It differs from the Fund because it includes stocks from some developed countries, such as the U.S., where the Fund is not allowed to invest. On December 31, 1996, the index's U.S. weighting was

 TEMPLETON DEVELOPING MARKETS
 TRUST - CLASS II
 Period ended December 31, 1996

                                      Since
                                    Inception
                          One-Year   (5/1/95)
 Cumulative
 Total Return(1)            21.58%     23.66%

 Average Annual
 Total Return(2)            19.39%     12.90%

 Value of
 $10,000 Investment(3)    $11,939    $12,244

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the specified periods and includes the maximum 1.00% initial sales charge and the 1.00% contingent deferred sales charge (CDSC) applicable to shares redeemed within 18 months of purchase. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods and include all sales charges.

Note: All total return calculations assume that all dividends and capital gains distributions were reinvested when paid.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social and political climates of the countries where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, your shares, when redeemed, may be worth more or less than their initial cost. Past performance is not predictive of future results.

TEMPLETON DEVELOPING
MARKETS TRUST - CLASS II
Comparative Performance for 1996

[BAR CHART]

Templeton Developing Markets Trust - Class II(1)      21.6%
International Finance Corporation's
  Investable Composite Index(2)                        9.3%
Morgan Stanley Capital International
  World Index(2)                                      14.0%

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Indices are unmanaged and include reinvested dividends 43.4%. During the year, it posted a total return of 14.0%, compared to the Fund's 21.58%.

The graph also compares the Fund's performance with that of the more narrow International Finance Corporation's (IFC) Investable Composite Index. The IFC Index was designed to reflect the performance of emerging market investments and includes 1,225 stocks that foreigners can buy in 26 countries, including Mexico, South Korea, Brazil, Jordan and Turkey. During the year, it posted a total return of 9.3%, compared to the Fund's 21.58%.

Please remember that the Fund's performance differs from that of the indices because the indices are unmanaged, do not contain cash (the Fund generally carries a certain percentage of cash at any given time), and do not include sales charges or management expenses. The Fund's performance can also be markedly different because our philosophy of investing in bargain stocks may result in our purchasing stocks which are not predominant in any index, and not "popular" index stocks. Of course, one cannot invest directly in an index.

TEMPLETON DEVELOPING
MARKETS TRUST - CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95 - 12/31/96)

[LINE GRAPH}

             TEMPLETON
             DEVELOPING
             MARKETS       MSCI        IFCI
             TRUST --     WORLD      COMPOSITE
               II*        INDEX       INDEX
             --------    --------    --------
   5/1/95    $  9,902    $ 10,000    $ 10,000    MS World GD...........................................   $      IFCI Comp    $T
   May-95    $ 10,242    $ 10,087    $ 10,373    0.87%.................................................          3.73%
   Jun-95    $ 10,265    $ 10,086    $ 10,434    -0.01%................................................          0.59%
   Jul-95    $ 10,695    $ 10,592    $ 10,758    5.02%.................................................          3.10%
   Aug-95    $ 10,408    $ 10,358    $ 10,469    -2.21%................................................          -2.68%
   Sep-95    $ 10,385    $ 10,662    $ 10,390    2.93%.................................................          -0.76%
   Oct-95    $ 10,015    $ 10,495    $  9,995    -1.56%................................................          -3.80%
   Nov-95    $  9,909    $ 10,862    $  9,945    3.49%.................................................          -0.50%
   Dec-95    $ 10,070    $ 11,181    $ 10,291    2.94%.................................................          3.48%
   Jan-96    $ 11,042    $ 11,386    $ 11,161    1.83%.................................................          8.45%
   Feb-96    $ 10,983    $ 11,457    $ 10,902    0.63%.................................................          -2.32%
   Mar-96    $ 11,022    $ 11,650    $ 11,059    1.68%.................................................          1.44%
   Apr-96    $ 11,381    $ 11,926    $ 11,506    2.37%.................................................          4.04%
   May-96    $ 11,561    $ 11,938    $ 11,403    0.10%.................................................          -0.89%
   Jun-96    $ 11,623    $ 12,000    $ 11,537    0.52%.................................................          1.17%
   Jul-96    $ 11,085    $ 11,578    $ 10,780    -3.52%................................................          -6.56%
   Aug-96    $ 11,311    $ 11,713    $ 11,114    1.17%.................................................          3.10%
   Sep-96    $ 11,538    $ 12,173    $ 11,278    3.93%.................................................          1.48%
   Oct-96    $ 11,577    $ 12,261    $ 11,036    0.72%.................................................          -2.15%
   Nov-96    $ 11,967    $ 12,950    $ 11,199    5.62%.................................................          1.48%
   Dec-96    $ 12,244    $ 12,745    $ 11,249    -1.58%................................................          0.44%

Templeton Developing Markets Trust - Class II(1)
MSCI World Index(2)
IFC Investable Composite Index(2)

1. Includes all sales charges and represents the change in value of an investment over the period shown Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Indices are unmanaged and include reinvested dividends.

THE FOLLOWING
LETTER WAS
WRITTEN BY
DR. MOBIUS AFTER
A RECENT TRIP
TO SOUTH AFRICA.

[PHOTO]

We arrived in Johannesburg, the largest city in South Africa, after a short flight from Botswana. Despite a superficial appearance of order, there is a strong undercurrent of tension in this country of 45 million people. Promises made by Nelson Mandela's ruling African National Congress party (ANC) have not been fulfilled, and in a nation where a majority of the population has been waiting so long for prosperity, many are understandably impatient.

In my view, South Africa's paramount problem is a shortage of skilled workers caused by language barriers and lack of education. Four different language groups (with many variations in each group) exist among the black population of South Africa, undermining the mobility of labor and interfering with the ability of individuals to secure productive work. Despite these language difficulties, many people have migrated from their tribal lands to Johannesburg, where the combination of unemployment and feelings of dislocation has resulted in rapidly increasing crime rates. As you drive through the city, you hear radio broadcasts advising motorists not to make any sudden moves because hijackers may shoot nervously if they see the hands of their potential victims moving.

From Johannesburg in the Northeast, we traveled to Cape Town in the Southwest. Although the Cape Town region is the most spectacular and beautiful part of South Africa, the slums on the outskirts of the city are a huge conglomeration of huts built from scraps of wood, tin, and rock. The South African government faces a monumental task in attempting to alleviate problems of housing, education, electrification and fresh water in this area.

Despite these issues, South Africa's basic infrastructure is excellent compared to many other parts of the world, as evidenced by the beautifully built four-lane highway on which we drove. And the opening up of many new markets following the abolition of apartheid has been a boon to some South African exporters. In Durban, we visited a major tire producer recently licensed to sell its product in 70 countries around the world. We also visited a company helping black businessmen get started in the contracting business which had established sales centers in Angola, Zimbabwe, Zambia and Namibia.

[MAP OF SOUTH AFRICA]

The key questions for us as investors are: "Is it safe to invest in South Africa?" and "Does South Africa have a long-term future?" Our answer to both questions is "yes". The transition from white minority rule to black majority rule has been relatively successful and has confounded all the critics who predicted chaos and bloodshed in the streets. The fact that the crime problem is talked about so much and attacked in the press is evidence that people are concerned and trying to do something about it. Another sign of progress is that the press is now quite free to criticize the government.

Although we have a long list of South African stocks that we are interested in adding to the Fund's portfolio, most did not appear to be bargains as of December 31, 1996. Since we were also concerned about further depreciation of the local currency, only 2.0% of our total net assets were invested in South African equities at that time. However, I feel that the country's future is bright. In my opinion, it could become one of the major emerging markets in which we invest, as well as the driving force for strong economic growth in sub-Saharan Africa.*

Sincerely,

/s/ J. Mark Mobius
----------------------------------
J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust

*This letter reflects the strategies employed for the Fund during the past fiscal year and includes our opinion as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE -- CLASS I
(For a share outstanding throughout the year)

                                                                                      YEAR ENDED DECEMBER 31
                                                                    ----------------------------------------------------------
                                                                    1996          1995          1994          1993         1992
                                                                 ----------    ----------    ----------    ----------    --------
Net asset value, beginning of year                               $    13.01    $    13.42    $    15.27    $     8.86    $  10.02
                                                                 ----------    ----------    ----------    ----------    --------
Income from investment operations:
   Net investment income                                                .16           .21           .14           .04         .08
   Net realized and unrealized gain (loss)                             2.75          (.18)        (1.44)         6.55       (1.06)
                                                                 ----------    ----------    ----------    ----------    --------
Total from investment operations                                       2.91           .03         (1.30)         6.59        (.98)
                                                                 ----------    ----------    ----------    ----------    --------
Distributions:
   Dividends from net investment income                                (.17)         (.20)         (.12)         (.05)       (.07)
   Amount in excess of net investment income                           (.01)           --            --            --          --
   Distributions from net realized gains                               (.34)         (.24)         (.43)         (.13)       (.11)
                                                                 ----------    ----------    ----------    ----------    --------
Total distributions                                                    (.52)         (.44)         (.55)         (.18)       (.18)
                                                                 ----------    ----------    ----------    ----------    --------
Change in net asset value                                              2.39          (.41)        (1.85)         6.41       (1.16)
                                                                 ----------    ----------    ----------    ----------    --------
Net asset value, end of year                                     $    15.40    $    13.01    $    13.42    $    15.27    $   8.86
                                                                 ==========    ==========    ==========    ==========    ========
TOTAL RETURN*                                                        22.51%          .36%       (8.64)%        74.50%     (9.75)%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of year (000)                                    $3,308,753    $2,147,664    $2,009,154    $1,396,392    $180,189
Ratio of expenses to average net assets                               2.03%         2.10%         2.11%         2.20%       2.52%
Ratio of expenses, net of reimbursement, to average net assets        2.03%         2.10%         2.11%         2.20%       2.25%
Ratio of net investment income to average net assets                  1.16%         1.66%         1.08%          .57%       1.30%
Portfolio turnover rate                                              12.47%         9.76%        18.57%        16.01%      21.98%
Average commission rate paid (per share)                         $    .0024

* TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE -- CLASS II
(For a share outstanding throughout the period)

                                                                                                                 FOR THE PERIOD
                                                                                                                  MAY 1, 1995+
                                                                                              YEAR ENDED             THROUGH
                                                                                           DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                                           -----------------    -----------------
Net asset value, beginning of period                                                           $   12.95             $ 13.10
                                                                                                --------             -------
Income from investment operations:
   Net investment income                                                                             .17                 .02
   Net realized and unrealized gain                                                                 2.60                 .19
                                                                                                --------             -------
Total from investment operations                                                                    2.77                 .21
                                                                                                --------             -------
Distributions:
   Dividends from net investment income                                                             (.10)               (.18)
   Amount in excess of net investment income                                                        (.01)                 --
   Distributions from net realized gains                                                            (.34)               (.18)
                                                                                                --------             -------
Total distributions                                                                                 (.45)               (.36)
                                                                                                --------             -------
Change in net asset value                                                                           2.32                (.15)
                                                                                                --------             -------
Net asset value, end of period                                                                 $   15.27             $ 12.95
                                                                                                ========             =======
TOTAL RETURN*                                                                                     21.58%               1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                                                $ 226,629             $41,012
Ratio of expenses to average net assets                                                            2.74%               2.73%**
Ratio of net investment income to average net assets                                                .33%                .19%**
Portfolio turnover rate                                                                           12.47%               9.76%
Average commission rate paid (per share)                                                       $   .0024

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + COMMENCEMENT OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES: 91.0%
---------------------------------------------------------------------------------------------------------------------------------
ARGENTINA: 6.3%
     Aluar Aluminio Argentino SA, B                    Misc Materials & Commodities                   294,678      $      742,722
   + Astra Cia Argentina de Petroleo SA                Energy Sources                               4,228,830           8,078,519
   * Atanor Cia Nacional Para la Industria Quimica
        SA, D                                          Chemicals                                    3,507,414           5,086,666
   * Banco Bansud SA, B                                Banking                                        139,927           1,676,627
     Banco de Galicia y Buenos Aires SA, B             Banking                                      3,817,994          22,950,275
     Banco Frances del Rio de la Plata SA              Banking                                      1,445,643          13,519,196
   * Buenos Aires Embotelladora SA, ADR                Beverages & Tobacco                            746,000           2,797,500
     Capex SA, A                                       Utilities Electrical & Gas                     123,774           1,021,319
     Central Costanera SA, B                           Utilities Electrical & Gas                     433,769           1,327,572
   * Ciadea SA                                         Automobiles                                    833,497           3,959,825
   * Ipako Industrias Petroquimicas Argentinas SA, B   Chemicals                                    1,612,631           4,935,539
     Juan Minetti SA                                   Building Materials & Components                736,681           3,065,145
     Juan Minetti SA, conv.                            Building Materials & Components                113,266             113,286
     Molinos Rio de Plata SA, B                        Food & Household Products                    7,818,377          27,838,433
     Nobleza Piccardo Sdad Industrial Comercial y
        Financial                                      Beverages & Tobacco                            241,538             918,010
     Perez Companc SA, B                               Energy Sources                               7,607,567          53,490,824
     Quilmes Industrial SA                             Beverages & Tobacco                            953,500           8,700,688
     Quilmes Industrial SA, reg                        Beverages & Tobacco                            105,000             840,000
   * Sevel Argentina SA, C                             Automobiles                                  2,413,186           6,082,323
     Siderar, A                                        Metals & Mining                                367,250           1,057,870
   * Sociedad Comercial del Plata Cadelplata Come      Multi-Industry                               7,156,070          18,322,837
     Transportadora de Gas del Sur SA, B               Energy Sources                                 649,645           1,598,414
     YPF Sociedad Anonima, ADR                         Energy Sources                               1,312,410          33,138,353
   * Zanella Hermanos SA                               Automobiles                                    931,434             204,952
                                                                                                                     ------------
                                                                                                                      221,466,895
---------------------------------------------------------------------------------------------------------------------------------
BRAZIL: 10.8%
     Aracruz Celulose SA, ADR                          Forest Products & Paper                         25,400             209,550
     Banco Bradesco SA                                 Banking                                  1,501,078,668          10,184,395
     Banco Bradesco SA, pfd.                           Banking                                    728,000,794           5,275,571
   * Banco do Brasil SA                                Banking                                    958,445,791           8,301,426
   * Banco do Brasil SA, wts., A                       Banking                                    216,046,382             340,984
   * Banco do Brasil SA, wts., B                       Banking                                    324,069,574             499,000
   * Banco do Brasil SA, wts., C                       Banking                                    540,115,956             727,709
   * Banco do Brazil SA, pfd.                          Banking                                    818,346,120           7,087,975
   * Banespa-Banco do Estado de Sao Paulo SA, pfd.     Banking                                  1,282,693,850           6,172,139
     Brasmotor SA, pfd.                                Multi-Industry                              45,992,231          12,769,472
     Cia Mesbla SA, pfd.                               Merchandising                               75,117,000                  --
     Cia Vale do Rio Doce, pfd.                        Metals & Mining                                785,141          15,111,943
     Companhia Siderurgica Nacional                    Metals & Mining                              1,960,000              55,644
   * Confab Industrial SA, pfd.                        Industrial Components                        1,434,340           1,546,012
     Copene-Petroquimica do Nordeste SA, A, pfd.       Chemicals                                   34,105,550          13,128,881
     Duratex SA, pfd.                                  Forest Products & Paper                    478,134,600          17,945,577
     Eletrobras-Centrais Eletricas Brasileiras SA      Utilities Electrical & Gas                  66,800,000          23,914,541
     Eletrobras-Centrais Eletricas Brasileiras SA,
        B, pfd.                                        Utilities Electrical & Gas                 160,885,847          59,765,121
     Itausa-Investimentos Itau SA, pfd.                Multi-Industry                              55,824,179          41,904,398
   * Mannesmann SA                                     Machinery & Engineering                     15,037,010           2,043,621
   * Mannesmann SA, pfd.                               Machinery & Engineering                      5,137,562             741,636
   * Marcopolo SA, pfd.                                Automobiles                                 14,371,400           2,406,528
     Petrobras-Petroleo Brasileiro SA, pfd.            Energy Sources                             402,036,333          64,033,311
   * Refripar-Refrigeracao Parana Sa, pfd.             Appliances & Household Durables            185,362,000             419,210
     Telebras-Telecomunicacoes Brasileiras SA          Telecommunications                         738,109,194          52,919,964
     Telebras-Telecomunicacoes Brasileiras SA, pfd.    Telecommunications                         329,573,973          25,373,802
     Unibanco-Uniao de Bancos Brasileiros SA, pfd.     Banking                                    238,662,372           7,786,213
                                                                                                                     ------------
                                                                                                                      380,664,623
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
CHILE: 0.1%
     Antofagasta Holdings PLC                          Metals & Mining                                901,550      $    5,251,088
---------------------------------------------------------------------------------------------------------------------------------
CHINA: 2.0%
     China First Pencil Co. Ltd., B                    Recreation & Other Consumer Goods              402,600             177,949
     China Southern Glass Co. Ltd., B                  Building Materials & Components              4,929,462           3,059,205
     Chiwan Wharf Holdings Ltd., B                     Transportation                              12,168,000           8,652,660
     Guangzhou Shipyard International Co. Ltd., H      Machinery & Engineering                      8,308,000           2,105,331
     Luoyang Glass Co. Ltd., H                         Misc Materials & Commodities                 2,779,000             853,336
     Shandong Huaneng Power                            Utilities Electrical & Gas                     284,000           2,769,000
     Shanghai Chlor-Alkali Chemical Co. Ltd., B        Chemicals                                   12,105,300           3,365,273
     Shanghai Dazhong Taxi Shareholding Co. Ltd., B    Transportation                               1,690,000           1,395,940
   * Shanghai Erfangji Textile Machinery Co. Ltd., B   Machinery & Engineering                      8,770,806           1,508,579
   * Shanghai Industrial Sewing Machine Corp.          Machinery & Engineering                      3,573,700             679,003
   * Shanghai Jin Jiang Tower Co. Ltd., B              Leisure & Tourism                            5,649,600           1,717,478
     Shanghai Jinqiao Export Processing Zone
        Development, B                                 Real Estate                                  5,299,000           2,861,460
     Shanghai Lujiaxui Finance & Trade Zone
        Development Stock Co. Ltd., B                  Real Estate                                 18,383,274          17,905,309
   * Shanghai Narcissus Electric Appliances Co.
        Ltd., B                                        Appliances & Household Durables                807,950             169,670
     Shanghai New Asia Group Co. Ltd., B               Food & Household Products                    4,148,500           1,808,746
     Shanghai Pechemical Co. Ltd., H                   Chemicals                                   14,464,000           4,394,647
     Shanghai Refrigerator Compressor Co. Ltd., B      Industrial Components                        1,466,010             797,509
     Shanghai Rubber Belt Co. Ltd., B                  Industrial Components                          600,480             144,115
   * Shanghai Shangling Electric Appliance, B          Appliances & Household Durables              3,391,000           1,471,694
   * Shanghai Steel Tube Co. Ltd., B                   Machinery & Engineering                      1,273,800             242,022
   * Shanghai Tyre & Rubber Co. Ltd., B                Industrial Components                        4,995,000           2,117,880
   * Shanghai Vacuum Electron Devices Co. Ltd., B      Appliances & Household Durables              1,984,800             385,051
   * Shanghai Wingsung Co. Ltd., B                     Recreation & Other Consumer Goods              558,210             156,299
   * Shanghai Yaohua Pilkington Glass, B               Building Materials & Components              7,795,250           3,710,539
   * Shenzhen China Bicycles Co. (Holdings) Ltd., B    Recreation & Other Consumer Goods            1,526,400             663,094
     Shenzhen Konka Electronic Group Co. Ltd., B       Appliances & Household Durables              1,300,000           1,470,683
     Shenzhen Properties & Resources Develop.(Group)
        Ltd., B                                        Real Estate                                  1,367,156             724,719
     Shenzhen Vanke Co. Ltd., B                        Real Estate                                  7,252,878           5,129,387
     Zhuhai Sez Lizhu Pharmaceutical Group Inc., B     Health & Personal Care                         478,800             284,141
                                                                                                                      -----------
                                                                                                                       70,720,719
---------------------------------------------------------------------------------------------------------------------------------
COLOMBIA: 1.8%
     Banco Ganadero SA, ADR C                          Banking                                        215,000           4,622,500
     Banco Industrial Colombiano SA                    Banking                                        437,000           1,522,247
     Bavaria SA                                        Beverages & Tobacco                             65,644             267,482
     Cementos Argos SA                                 Building Materials & Components              2,580,385          13,527,659
     Cia Colombiana de Tabacos SA Coltabaco            Beverages & Tobacco                          2,114,327           6,305,998
     Compania Nacional de Chocolates SA                Food & Household Products                    1,764,924          14,944,497
     Compania Suramericana de Seguros                  Insurance                                    1,264,146          23,116,961
     Promigas SA                                       Utilities Electrical & Gas                     197,437             627,905
                                                                                                                      -----------
                                                                                                                       64,935,249
---------------------------------------------------------------------------------------------------------------------------------
CZECH REPUBLIC: 1.4%
   * CEZ                                               Utilities Electrical & Gas                     135,720           4,886,000
   * CEZ, GDR                                          Utilities Electrical & Gas                     412,580          14,852,880
   * CEZ, GDS, 144A                                    Utilities Electrical & Gas                      30,000           1,080,000
     Chemopetrol Group AS                              Chemicals                                      259,501          11,260,248
     Elektrarny Opatovice AS                           Energy Sources                                  20,096           3,241,195
     Komercni Banka AS                                 Banking                                          9,822             818,440
   * SPT Telecom AS                                    Telecommunications                              94,000          11,704,199
     Tabak AS                                          Beverages & Tobacco                             11,168           2,813,150
                                                                                                                      -----------
                                                                                                                       50,656,112
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
ECUADOR: 0.1%
     La Cemento Nacional CA, GDR                       Multi-Industry                                   8,400      $    1,923,600
---------------------------------------------------------------------------------------------------------------------------------
EGYPT: 0.1%
     Commercial International Bank Ltd.                Banking                                          9,565           1,443,391
---------------------------------------------------------------------------------------------------------------------------------
GHANA: 0.1%
     Ashanti Goldfields Co. Ltd., GDR                  Metals & Mining                                456,000           5,643,000
---------------------------------------------------------------------------------------------------------------------------------
GREECE: 3.8%
     Alpha Credit Bank                                 Banking                                        712,701          45,354,488
     Alpha Leasing SA                                  Financial Services                             250,690           4,877,435
     Delta Dairy SA                                    Food & Household Products                      465,250           5,318,005
     Delta Dairy SA, pfd.                              Food & Household Products                      189,101           1,571,307
     Elais Oleaginous Co.                              Food & Household Products                      169,100           4,828,785
     Ergo Bank SA                                      Banking                                        305,480          15,483,877
     Etba Leasing                                      Financial Services                             120,040           1,384,272
     Fourlis Brothers Corp. SA                         Appliances & Household Durables                298,150           3,746,362
     Hellas Can-Container Manufacturers                Metals & Mining                                248,290           3,477,127
     Hellenic Bottling Co. SA                          Food & Household Products                      193,385           6,196,378
     Hellenic Telecommunications Organizations OTE     Telecommunications                             287,310           4,908,644
     Hellenic Telecommunications Organizations OTE,
        144A                                           Telecommunications                             815,000          13,924,142
     Intracom SA, reg.                                 Electrical & Electronics                        91,000           2,047,140
     National Bank of Greece SA                        Banking                                        133,275           8,481,284
     Titan Cement Co., reg.                            Building Materials & Components                247,410          13,453,063
     Titan Cement Co., reg. pfd.                       Building Materials & Components                  7,100             256,706
     X. Benrubi & Son SA                               Food & Household Products                      220,120             706,640
                                                                                                                     ------------
                                                                                                                      136,015,655
---------------------------------------------------------------------------------------------------------------------------------
HONG KONG: 16.2%
     C.P. Pokphand Co. Ltd.                            Food & Household Products                      215,000              84,088
     Cheung Kong Holdings Ltd.                         Multi-Industry                              12,151,000         108,007,143
     China Overseas Land & Investment Ltd.             Real Estate                                 16,777,000           8,513,766
     China Treasure Telecomunications Holdings Ltd.    Electrical & Electronics                     4,132,000             144,242
   * Citybus                                           Transportation                               1,060,178             280,996
     CNT Group Ltd.                                    Multi-Industry                              31,301,789           2,549,632
     Cross Harbour Tunnel Co. Ltd.                     Transportation                               1,459,598           3,179,808
     Dairy Farm International Holdings Ltd.            Merchandising                               10,439,663           8,403,929
     Dickson Concepts (International) Ltd.             Merchandising                                2,439,599           9,147,116
   * East Asiatic Co. (Hong Kong) Ltd. (The)           Wholesale & International Trade              2,976,000             307,816
   * Fairwood Holdings Ltd.                            Food & Household Products                   13,188,000             733,188
     Fortei Holdings Ltd.                              Merchandising                                5,768,000             499,652
     Fu Hui Jewellery Co. (H.K.) Ltd.                  Recreation & Other Consumer Goods            4,630,000             431,004
     Goldlion Holdings Ltd.                            Textiles & Apparel                           7,614,000           6,251,070
     Great Wall Electronic International Ltd.          Electrical & Electronics                     3,577,924             444,089
     Hang Lung Development Co. Ltd.                    Real Estate                                 17,628,000          38,745,362
     Hongkong Electric Holdings Ltd.                   Utilities Electrical & Gas                   1,928,000           6,406,309
     Hopewell Holdings Ltd.                            Construction & Housing                      13,401,002           8,663,134
     HSBC Holdings PLC                                 Banking                                      4,165,974          89,141,987
     Hualing Holdings Ltd.                             Appliances & Household Durables                968,000             107,632
     IMC Holdings Ltd.                                 Transportation                                 793,000             420,363
     Jardine International Motor Holdings Ltd.         Automobiles                                  4,571,000           6,116,730
     Jardine Matheson Holdings Ltd. (Singapore)        Multi-Industry                               1,944,295          12,832,347
     Jardine Strategic Holdings Ltd. (Singapore)       Multi-Industry                               5,349,562          19,365,414
   * Jardine Strategic Holdings Ltd., wts.             Multi-Industry                                 536,062             214,425
     JCG Holdings Ltd.                                 Financial Services                           2,951,000           2,880,606
     Joyce Boutique Holdings Ltd.                      Merchandising                                2,347,000             594,753

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
HONG KONG (cont.)
     K Wah International Holdings Ltd.                 Building Materials & Components             32,667,930      $    8,067,198
   * K Wah International Holdings Ltd., wts.           Building Materials & Components              2,901,142             187,546
   * KTP Holdings Ltd.                                 Recreation & Other Consumer Goods            8,000,000             336,156
     Lai Sun Development Co. Ltd.                      Real Estate                                  8,030,800          12,148,214
   * Lai Sun Development Co. Ltd., wts.                Real Estate                                  4,365,000             564,355
     Lai Sun Garment International Ltd.                Multi-Industry                               4,127,000           6,563,075
     Laws International Holdings Ltd.                  Textiles & Apparel                           7,054,000           1,103,541
     Leefung-Asco Printers Holdings Ltd.               Broadcasting & Publishing                      932,000              91,579
   * Luks Industrial Co. Ltd.                          Appliances & Household Durables              3,214,000             315,811
   * Luks Industrial Co. Ltd., wts.                    Appliances & Household Durables                642,800              23,686
     New World Development Co. Ltd.                    Real Estate                                 11,044,051          74,607,494
     NG Fund Hong Ltd.                                 Food & Household Products                      674,000             605,637
     Peregrine Investments Holdings Ltd.               Financial Services                           2,307,000           3,952,130
   * Peregrine Investments Holdings Ltd., wts.         Financial Services                             254,400              81,407
   * S. Megga International Holdings Ltd.              Electronic Components &
                                                         Instruments                                5,782,000             381,255
     Semi-Tech (Global) Co. Ltd.                       Appliances & Household Durables              3,394,356           5,617,397
   * South Sea Development Co. Ltd.                    Real Estate                                  1,115,000              50,456
     Stelux International Holdings Ltd.                Multi-Industry                               8,190,570           2,117,931
     Sun Hung Kai & Co. Ltd.                           Financial Services                          24,460,800           6,261,864
     Sun Hung Kai Properties Ltd.                      Real Estate                                  5,169,900          63,332,862
     Swire Pacific Ltd., B                             Multi-Industry                               4,667,500           7,060,540
     Tian An China Investments Co. Ltd.                Real Estate                                 23,396,000           3,357,626
     Tungtex (Holdings) Co. Ltd.                       Textiles & Apparel                           6,914,000             759,829
     Wheelock & Co. Ltd.                               Multi-Industry                              10,613,000          30,256,209
     Wing Shan International Ltd.                      Utilities Electrical & Gas                   6,442,000             891,194
   * Wo Kee Hong Holdings Ltd.                         Merchandising                               22,943,000           1,868,781
   * Wo Kee Hong Holdings Ltd., wts.                   Merchandising                                4,588,600              51,021
   * Yaohan Hongkong Corp. Ltd.                        Merchandising                                9,530,000             381,964
     Yue Yuen Industrial (Holdings) Ltd.               Recreation & Other Consumer Goods           23,734,000           9,052,337
                                                                                                                     ------------
                                                                                                                      574,555,696
---------------------------------------------------------------------------------------------------------------------------------
HUNGARY: 0.9%
   * Danubius Hotel and Spa RT                         Leisure & Tourism                               38,000             998,763
     Egis RT                                           Multi-Industry                                  67,100           3,919,354
   * Fotex First Hungarian-American Photo-Service      Multi-Industry                               2,630,400           1,457,218
     Gedeon Richter Ltd., Global investment
        certificate                                    Health & Personal Care                          33,000           1,938,750
   * Ibusz                                             Leisure & Tourism                              125,680             452,566
     Inter-Europa Bank RT                              Banking                                          1,408             322,177
     Mol Magyar Olay-Es Gazipari RT                    Energy Sources                                  12,340             154,155
     OTP Bank, GDR                                     Banking                                        448,000           8,034,632
     Pick Szeged RT                                    Food & Household Products                       53,403           3,160,586
     Pick Szeged RT, GDR                               Food & Household Products                       30,430           1,800,959
   * Tiszai Vegyi Kombinat RT                          Chemicals                                      149,558           1,701,835
   * Tiszai Vegyi Kombinat RT, GDR, 144A               Chemicals                                      571,000           6,452,300
   * Tiszai Vegyi Kombinat RT, GDR, S                  Chemicals                                      152,000           1,717,600
                                                                                                                      -----------
                                                                                                                       32,110,895
---------------------------------------------------------------------------------------------------------------------------------
INDIA: 2.8%
     Aban Loyd Chiles Offshore Ltd.                    Energy Sources                                 245,000             380,997
     Arvind Mills Ltd.                                 Textiles & Apparel                             857,800           2,907,188
     ATV Project India Ltd.                            Machinery & Engineering                      1,732,000             258,471
     Bharat Petroleum Corp., Ltd.                      Energy Sources                               1,303,000          10,831,074
     Bombay Dyeing & Manufacturing Co. Ltd.            Chemicals                                      302,800             933,317
     Bses Ltd.                                         Utilities Electrical & Gas                     502,300           2,893,304
     Cochin Refineries Ltd.                            Energy Sources                                 113,350             313,017
     DCW Ltd.                                          Chemicals                                      500,000             345,188

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
INDIA (cont.)
     Dr. Reddys Laboratories Ltd.                      Health & Personal Care                          94,200      $      430,929
     Essar Shipping Ltd.                               Transportation                                 773,500             388,368
     Flex Industries Ltd.                              Food & Household Products                       40,000              79,219
     Ganesh Benzoplast Ltd.                            Chemicals                                      159,100             108,286
     Garden Silk Mills Ltd.                            Textiles & Apparel                             229,600              90,303
     Grasim Industries Ltd.                            Multi-Industry                                 651,650           7,602,583
     Great Eastern Shipping Co. Ltd.                   Transportation                               3,229,800           3,063,130
     Gujarat Narmanda Valley Fertilizers Co. Ltd.,
        ADR                                            Chemicals                                       72,000             198,000
     Hindalco Industries                               Metals & Mining                                154,725           2,833,388
     Hindustan Organic Chemicals Ltd.                  Chemicals                                      471,000             400,711
     Hindustan Petroleum Corp. Ltd.                    Energy Sources                                 935,000           8,658,856
   * India Cements Ltd.                                Building Materials & Components                207,000             519,665
     India Cements Ltd., GDR                           Building Materials & Components                692,500           1,731,250
     Indian Aluminium Co. Ltd.                         Metals & Mining                                 86,800             368,628
     Indian Petrochemicals Corp. Ltd.                  Chemicals                                    2,118,800           7,106,993
     Indian Rayon & Industries Ltd., GDR               Multi-Industry                                  66,000             564,300
     Indian Rayon and Industries Ltd.                  Multi-Industry                                 338,300           2,830,962
     Indo Gulf Fertilisers & Chemicals Corp. Ltd.      Chemicals                                    3,552,300           2,873,548
   * Indo Gulf Fertilisers & Chemicals, GDR            Chemicals                                       64,150              46,509
     Industrial Credit & Inv. Corp. of India (ICICI)   Financial Services                           5,843,550           9,576,250
     Industrial Development Bank of India              Banking                                      1,383,600           3,357,690
     ITC Bhadrachalam Paperboards Ltd.                 Forest Products & Paper                        106,850             175,848
     Larsen and Toubro Ltd.                            Multi-Industry                                 607,000           3,703,801
     National Aluminium Co. Ltd.                       Metals & Mining                                607,900             525,660
     Oriental Bank of Commerce                         Banking                                        459,400             996,328
     Reliance Industries Ltd.                          Chemicals                                      996,800           5,651,314
     Shipping Corporation of India Ltd.                Transportation                               1,694,500           1,205,293
     State Bank of India                               Banking                                         76,000             480,167
     Steel Authority of India Ltd.                     Metals & Mining                              1,445,000             745,676
     Steel Authority of India Ltd., GDR, 144A          Metals & Mining                                 62,000             596,006
     Steel Authority of India Ltd, GDR, reg S          Metals & Mining                                561,000           5,392,893
   * Sterlite Industries (India) Ltd.                  Metals & Mining                                236,300           1,283,666
     Tamil Nadu Newsprint & Papers Ltd.                Forest Products & Paper                        150,000             309,623
     Tata Chemicals Ltd.                               Chemicals                                      439,000           2,109,282
     Tata Iron & Steel Co. Ltd.                        Metals & Mining                                542,300           2,477,033
     Videocon International Ltd.                       Appliances & Household Durables                404,000             419,777
     Wockhardt                                         Health & Personal Care                         138,800             788,856
                                                                                                                       ----------
                                                                                                                       98,553,347
---------------------------------------------------------------------------------------------------------------------------------
INDONESIA: 3.6%
   * Asia Pulp & Paper Co. Ltd., ADR                   Forest Products & Paper                        429,000           4,879,875
     PT Bank Dagang Nasional Indonesia, fgn.           Banking                                      1,250,000           1,270,110
     PT Bank Danamon, fgn.                             Banking                                      1,423,000           1,340,464
     PT Bank PDFCI, fgn.                               Banking                                        623,000             580,271
     PT Barito Pacific Timber, fgn.                    Forest Products & Paper                     28,688,000          17,611,177
     PT BBL Dharmala Finance, fgn.                     Financial Services                           1,653,000           2,029,509
     PT Bimantara Citra, fgn.                          Multi-Industry                               1,903,000           2,537,870
     PT Branta Mulia, fgn.                             Automobiles                                  1,356,500           1,493,184
  *+ PT Charoen Pokphand Indonesia, fgn.               Food & Household Products                    7,950,500           8,793,684
     PT Cipendawa Farm Enterprises, fgn.               Food & Household Products                       65,000              41,279
     PT Dharmala Intiland, fgn.                        Real Estate                                  3,963,000           5,872,354
     PT Duta Pertiwi Nusantura, fgn.                   Chemicals                                      687,500             298,344
     PT Eratex Djaja, fgn.                             Textiles & Apparel                             368,500             109,208
     PT Gadjah Tunggal, fgn.                           Automobiles                                 19,561,500           8,488,797
     PT Gajah Surya Multi Finance, fgn.                Financial Services                           1,173,200             707,794
     PT Ganda Wangsa Utama, fgn.                       Textiles & Apparel                           1,022,000             367,782
     PT Hotel Prapatan, fgn.                           Leisure & Tourism                              201,000             123,391

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
INDONESIA (cont.)
     PT Indah Kiat Pulp & Paper Corp., fgn.            Forest Products & Paper                      1,098,000      $      801,884
     PT Indocement Tunggal Prakarsa, fgn.              Building Materials & Components                382,000             582,218
     PT Intan Wijaya Chemical Industry, fgn.           Chemicals                                    1,490,500             694,136
     PT Inter-Pacific Bank, fgn.                       Banking                                        738,000             523,349
     PT Jakarta International Hotel & Development,
        fgn.                                           Real Estate                                  6,439,250           4,634,515
     PT Japfa Comfeed Indonesia, fgn.                  Food & Household Products                    3,839,500           2,438,294
     PT Kalbe Farma, fgn.                              Health & Personal Care                         660,000             754,445
     PT Metrodata Electronic, fgn.                     Electrical & Electronics                       345,500             497,333
     PT Multibreeder Adirama, fgn.                     Food & Household Products                      858,750             318,123
     PT Pabrik Kertas Tjiwi Kimia, fgn.                Forest Products & Paper                      5,848,910           5,819,195
     PT Panasia Indosyntec, fgn.                       Textiles & Apparel                           8,053,900           1,960,623
     PT Polysindo Eka Perkasa, fgn.                    Textiles & Apparel                          20,653,500          11,804,498
     PT Pudjiadi Prestige Ltd., fgn.                   Real Estate                                  2,135,000             768,311
  *+ PT Sarasa Nugraha, fgn.                           Textiles & Apparel                           1,992,500             759,208
     PT Semen Cibinong, fgn.                           Building Materials & Components                 17,500              49,270
     PT Sinar Mas Agro Resources & Technology Corp.,
        fgn.                                           Food & Household Products                    5,184,500           3,676,561
     PT Sinar Mas Multi Artha, fgn.                    Financial Services                          12,855,200          10,748,950
     PT Sumalindo Lestari Jaya, fgn.                   Forest Products & Paper                      4,059,500           3,007,674
     PT Summarecon Agung, fgn.                         Real Estate                                    833,040             282,147
     PT Tambang Timah (Persero), fgn.                  Metals & Mining                              2,631,500           4,790,622
     PT Ultra Jaya Milk, fgn.                          Food & Household Products                    4,139,500           1,927,794
     PT Unggul Indah Corp., fgn.                       Chemicals                                    1,410,200           1,432,887
     PT United Tractors, fgn.                          Machinery & Engineering                      5,493,000          11,511,579
                                                                                                                      -----------
                                                                                                                      126,328,709
---------------------------------------------------------------------------------------------------------------------------------
ISRAEL: 0.9%
     Agis Industries Ltd.                              Health & Personal Care                         203,870           1,493,111
     Bank Hapoalim BM                                  Banking                                      2,147,109           3,401,806
     Clal Industries Ltd.                              Multi-Industry                               2,511,178          12,005,539
     Discount Investment Corp.                         Multi-Industry                                 133,732           8,575,798
   + First International Bank of Israel                Banking                                         31,977           3,689,351
   * Koor Industries Ltd.                              Multi-Industry                                  18,334           1,597,514
                                                                                                                       ----------
                                                                                                                       30,763,119
---------------------------------------------------------------------------------------------------------------------------------
ITALY: 3.1%
     Banco Ambrosiano Veneto SPA, di Risp              Banking                                      8,653,000          16,090,242
     Instituto Finanziaro Industriale SPA, pfd.        Automobiles                                  1,832,500          20,428,265
     Istituto Mobiliare Italiano SPA                   Banking                                      1,085,000           9,261,148
     Italmobiliare SPA                                 Multi-Industry                               1,272,710          19,518,804
     Italmobiliare SPA, di Risp, conv.                 Multi-Industry                                 906,100           6,742,555
     Mediobanca/Italmobiliare, 6.00%, conv.,
        12/31/99                                       Multi-Industry                           2,922,480,000**         1,929,685
     Sirti SPA                                         Construction & Housing                       5,466,000          33,596,430
   + Teleco Cavi SPA, di Risp                          Telecommunications                             557,000           1,524,769
                                                                                                                      -----------
                                                                                                                      109,091,898
---------------------------------------------------------------------------------------------------------------------------------
MALAYSIA: 3.1%
   * Aokam Perdana Bhd.                                Multi-Industry                               3,422,000           4,051,388
     Berjaya Singer Bhd.                               Appliances & Household Durables              3,663,000           5,511,542
     Berjaya Singer Bhd., fgn.                         Appliances & Household Durables                933,000           1,403,841
     Boustead Holdings Bhd., fgn.                      Food & Household Products                      968,000           2,165,591
     Federal Flour Mills Bhd.                          Food & Household Products                    2,221,250           5,541,031
     Hong Leong Industries Bhd.                        Multi-Industry                               1,328,000           4,522,194
   * Hong Leong Industries Bhd, new                    Multi-Industry                                 796,800           2,697,541
   * Hong Leong Industries Bhd, wts., fgn.             Multi-Industry                                 332,000              78,875
     Island & Peninsula Bhd, fgn.                      Real Estate                                    505,000           1,689,665
     Leader Universal Holdings Bhd.                    Industrial Components                        2,530,000           5,309,444
     Malayawata Steel Bhd.                             Metals & Mining                              1,626,000           3,064,645
     Malayawata Steel Bhd., fgn.                       Metals & Mining                              1,418,000           2,672,611

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
MALAYSIA (cont.)
     Malaysian International Shipping Corp. Bhd.,
        fgn.                                           Transportation                               5,552,000      $   16,487,824
     MBF Capital Bhd.                                  Financial Services                           5,280,000           8,571,768
     Oriental Holdings Bhd.                            Automobiles                                    420,000           2,860,424
     Oriental Holdings Bhd., fgn.                      Automobiles                                  2,022,624          13,775,147
     Perlis Plantations Bhd.                           Multi-Industry                               1,535,750           4,773,565
     Perlis Plantations Bhd., fgn.                     Multi-Industry                               3,597,500          11,182,093
     Renong Bhd.                                       Multi-Industry                               5,885,000          10,439,438
   * Renong Bhd., wts.                                 Multi-Industry                                  87,250              42,839
     Renong, 4.00%, conv., 9/09/01                     Multi-Industry                                 139,600**            58,593
     Shangri La Hotels (Malaysia) Bhd., fgn.           Leisure & Tourism                              414,000             390,148
     Shangri-La Hotels (Malaysia) Bhd.                 Leisure & Tourism                            2,252,202           2,122,447
                                                                                                                      -----------
                                                                                                                      109,412,654
---------------------------------------------------------------------------------------------------------------------------------
MEXICO: 7.6%
     Alfa SA de CV, A                                  Multi-Industry                               3,860,768          17,827,606
     Cementos Mexicanos SA de CV (Cemex), B            Building Materials & Components              8,978,750          35,016,213
   * Cifra SA, C                                       Merchandising                               18,397,824          22,436,371
     Coca Cola Femsa SA de CV, ADR                     Beverages & Tobacco                            390,600          11,278,575
     Cydea SA de CV                                    Chemicals                                    1,470,463           2,643,172
   * DESC SA, A                                        Multi-Industry                                 500,000           2,556,529
   * DESC SA, B                                        Multi-Industry                               1,024,108           5,594,086
   * DESC SA, C                                        Multi-Industry                                 614,667           3,353,652
     Fomento Economico Mexicano SA de CV, B            Beverages & Tobacco                          1,723,000           5,909,680
     Grupo Carso SA de CV                              Multi-Industry                                 163,143             860,065
   * Grupo Financiero Banamex Accival SA, B            Banking                                      7,679,000          16,212,523
   * Grupo Financiero Banamex Accival SA, L            Banking                                     12,217,422          24,056,154
   * Grupo Financiero Bancomer SA de CV, B             Banking                                     35,846,000          14,343,864
   * Grupo Financiero Bancomer SA de CV, L             Banking                                     33,313,518          11,214,535
   * Grupo Financiero Serfin SA, B                     Banking                                     26,071,187           8,975,218
     Telefonos de Mexico SA, L                         Telecommunications                             181,000             298,448
     Telefonos de Mexico SA, L, ADR                    Telecommunications                           2,257,300          74,490,900
     Vitro SA                                          Food & Household Products                    6,538,388          11,877,407
                                                                                                                      -----------
                                                                                                                      268,944,998
---------------------------------------------------------------------------------------------------------------------------------
PAKISTAN: 0.5%
   * Bank of Punjab                                    Banking                                      2,764,606           1,110,536
   * DG Khan Cement Co.                                Building Materials & Components              3,014,450             695,702
     Engro Chemical                                    Chemicals                                    1,003,900           3,368,884
     Exide Pakistan Ltd.                               Energy Equipment & Services                     18,400              16,022
     Fauji Fertilizer Co. Ltd.                         Chemicals                                    1,526,800           2,571,339
     Khadim Ali Sham Bukhari & Co. Ltd.                Financial Services                             223,309              89,146
   * Kohinoor Industries Ltd.                          Textiles & Apparel                             358,720              35,800
     National Development Leasing Corp.                Financial Services                             918,853             166,210
   * Pakistan Electron Ltd.                            Appliances & Household Durables                371,146             108,807
   * Pakistan International Airlines Corp.             Transportation                                 165,500              36,131
   * Pakistan Telecom Corp., PTC                       Telecommunications                          10,475,300           6,560,147
   * Pakistan Telecom Corp., PTC, A                    Telecommunications                           4,146,000           2,596,429
   * Pakistan Telecom Corp., PTC, GDR                  Telecommunications                              21,000           1,302,000
   + Trust Modaraba                                    Financial Services                           2,427,000             317,909
   * Union Bank Ltd.                                   Banking                                      1,049,978             261,971
                                                                                                                       ----------
                                                                                                                       19,237,033
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
PERU: 0.1%
     Cpt-Telefonica del Peru SA, ADR B                 Telecommunications                              63,000      $    1,189,125
---------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES: 1.8%
   * A Soriano Corp.                                   Multi-Industry                              16,716,567           1,779,711
   * Belle Corp.                                       Real Estate                                 56,285,000          15,622,833
   * Keppel Philippine Holdings Inc., B                Machinery & Engineering                        682,650              75,273
   * Philex Minning Corp., B                           Metals & Mining                             21,294,095           2,428,984
     Philippine Long Distance Telephone Co., ADR       Telecommunications                             456,575          23,285,325
   * Philippine National Bank                          Banking                                      1,178,254          14,000,166
     RFM Corp.                                         Food & Household Products                   28,117,750           4,811,022
     Sime Darby Pilipinas Inc.                         Industrial Components                          659,658             852,790
                                                                                                                       ----------
                                                                                                                       62,856,104
---------------------------------------------------------------------------------------------------------------------------------
POLAND: 1.3%
     Bank Gdanski SA                                   Banking                                        282,714           3,677,629
   * Bank Inicjatyw Gospodarczch SA, G                 Banking                                      4,883,425           6,812,339
     Bank Przemyslowo-Handlowy SA                      Banking                                        108,970           7,030,568
     Bank Rozwoju Eksportu SA                          Banking                                         45,000           1,349,655
     Bank Slaski SA W Katowicach                       Banking                                          9,700             987,794
     Elektrim Towarzystwo Handlowe SA                  Utilities Electrical & Gas                     669,316           6,068,988
   * Farm Food SA, rts.                                Food & Household Products                       13,295              61,203
     Farm Food SA                                      Food & Household Products                       66,476           1,071,072
     Huta Olawa SA                                     Metals & Mining                                 45,442             196,513
     Mostostal Export SA                               Construction & Housing                       1,235,436           2,929,820
     Polifarb Ceiszyu SA                               Chemicals                                      952,769           5,283,193
   * Raciborska Fabryka Kotlow SA                      Energy Equipment & Services                    204,036           1,159,861
     Rolimpex SA                                       Wholesale & International Trade                 19,294             150,051
     Warta SA                                          Insurance                                      145,000           2,351,433
     Wielkopolski Bank Kredytowy SA                    Banking                                        900,944           6,095,527
     Zaklady Cementowo Wapiennicze Gorazdze Chorula    Building Materials & Components                115,243           2,873,640
                                                                                                                       ----------
                                                                                                                       48,099,286
---------------------------------------------------------------------------------------------------------------------------------
PORTUGAL: 4.1%
     Banco Comercial Portugues SA                      Banking                                      2,725,020          35,941,089
     Banco Comercial Portugues, 8.75%, conv.,
        5/21/02                                        Banking                                      8,780,000**        11,366,846
     Banco Espirito Santo e Comercial de Lisboa        Banking                                      1,693,545          29,796,780
     Banco Totta & Acores SA                           Banking                                        905,080          17,068,390
     BPI Socieda de Gestora de Participacoes Socias
        SA                                             Banking                                      1,569,294          19,533,940
   * BPI Socieda de Gestora de Participacoes Socias,
        new                                            Banking                                        596,331           7,038,283
     Cel-Cat Fabrica Nacional de Conductores
        Electricos SA                                  Electronic Components &                         64,581           1,107,936
                                                       Instruments
   + Compta-Equipamentos e Servicos de Informatica
        SA                                             Business & Public Services                     150,000           1,838,117
     Espirito Santo Financial Holding SA, ADR          Banking                                        953,200          12,629,900
     Portucel Industrial Empresa Product de Celulose
        SA                                             Forest Products & Paper                        729,000           4,231,538
     Portugal Telecom SA                               Telecommunications                              93,000           2,651,145
   * Sociedade Portuguesa de Celulose SA               Forest Products & Paper                        110,940           2,962,216
                                                                                                                      -----------
                                                                                                                      146,166,180
---------------------------------------------------------------------------------------------------------------------------------
RUSSIA: 0.9%
   * Chernogorneft                                     Energy Sources                                  86,000             999,750
     GUM Trade House                                   Merchandising                                   36,000             990,000
     Irkutskenergo                                     Utilities Electrical & Gas                  14,000,000           1,848,000
   * Kamaz                                             Automobiles                                    573,000             730,575
   * Krasnoyarsk Aluminum Plant                        Metals & Mining                                 58,192             680,846
     Lukoil-Holdings                                   Energy Sources                                 321,000           3,688,290
   * Lukoil Holdings., pfd.                            Energy Sources                                 311,000           2,559,530
   * Megionneftegaz                                    Multi-Industry                                 374,000           1,196,800
     Mosenergo                                         Utilities Electrical & Gas                   4,454,000           4,543,080
   * Norilsk Nickel                                    Metals & Mining                                473,000           2,483,250
   * Norilsk Nickel, pfd.                              Metals & Mining                                 20,000              60,200

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
RUSSIA (cont.)
   * Novolipetsk Mettallurgy                           Multi-Industry                                   8,000      $      268,000
   * Noyabrskneftegaz                                  Multi-Industry                                 170,930           1,072,586
     Primorsk Shipping                                 Transportation                                 167,000             292,250
   * Purneftegaz                                       Energy Sources                                 272,000             707,200
     Rostelekom                                        Telecommunications                           1,981,000           4,734,590
   * Rostelekom, pfd.                                  Telecommunications                             554,000           1,066,450
   * Saint Petersburg City Telephone Net, pfd.         Telecommunications                              31,000              28,675
   * Unified Energy System                             Utilities Electrical & Gas                  50,060,000           4,580,490
   * Uralmash                                          Machinery & Engineering                          2,300               7,820
                                                                                                                       ----------
                                                                                                                       32,538,382
---------------------------------------------------------------------------------------------------------------------------------
SINGAPORE: 2.0%
     Acer Computer International Ltd.                  Electrical & Electronics                     1,681,000           2,891,320
   * Acer Computer International Ltd., wts.            Electrical & Electronics                       176,200              82,814
     Acma Ltd., fgn.                                   Electrical & Electronics                       730,400           1,576,365
   * Acma Ltd., fgn., wts.                             Electrical & Electronics                       182,600             116,792
     British American Tobacco Ltd.                     Beverages & Tobacco                            119,000             510,255
     Chemical Industries (Far East) Ltd.               Chemicals                                      591,000           1,393,768
     First Capital Corp. Ltd.                          Real Estate                                  1,111,000           3,350,547
     First Capital Corp. Ltd., fgn.                    Real Estate                                  1,735,000           5,232,402
     G.P. Batteries International Ltd.                 Electrical & Electronics                        37,000             122,840
   * GP Batteries International Ltd., wts.             Electrical & Electronics                         9,250              11,748
     Hai Sun Hup Group Ltd.                            Transportation                               6,523,000           4,801,465
     Hinds Hotels International Ltd.                   Leisure & Tourism                              335,000             428,536
     Hinds Hotels International Ltd., fgn.             Leisure & Tourism                              449,000             574,366
     Hour Glass Ltd.                                   Merchandising                                1,436,000           1,046,752
     Inchcape Bhd., fgn.                               Wholesale & International Trade              2,132,000           7,404,788
     Isetan (Singapore) Ltd., fgn.                     Merchandising                                  426,500             922,006
     Jaya Holdings Ltd.                                Transportation                               2,314,000           1,686,758
     Jaya Holdings Ltd., 3.00%, conv., 8/31/98         Transportation                                 508,800**           413,607
   * Jaya Holdings Ltd., warrants expire 8/31/98       Transportation                                  89,071              33,418
   * Jaya Holdings Ltd., warrants expire 10/09/99      Transportation                                 164,760              68,881
     Jurong Shipyard, fgn                              Machinery & Engineering                      1,968,000           9,915,243
     Natsteel Ltd.                                     Metals & Mining                              1,260,000           2,863,432
     Natsteel Ltd., fgn.                               Metals & Mining                              2,301,000           5,229,172
   * Osprey Maritime Ltd.                              Transportation                                 849,500           1,293,100
     Prima Ltd.                                        Food & Household Products                      947,000           3,485,350
     Resources Development Corp. Ltd.                  Building Materials & Components                232,500             727,757
     Sembawang Corp. Ltd.                              Multi-Industry                               1,950,000          10,312,299
     Singapore Bus Service (1978) Ltd., fgn.           Transportation                                 328,200           1,723,912
     TIBS Holdings Ltd.                                Transportation                                 788,800           1,392,365
   * TIBS Holdings Ltd., wts.                          Transportation                                     640                 284
     WBL Corp. Ltd.                                    Multi-Industry                               1,243,000           2,913,628
                                                                                                                       ----------
                                                                                                                       72,525,970
---------------------------------------------------------------------------------------------------------------------------------
SLOVAK REPUBLIC: 0.3%
     Nafta Gbely AS                                    Utilities Electrical & Gas                      95,454           4,763,391
   * Slovakofarma AS                                   Health & Personal Care                             617              69,320
     Slovnaft AS                                       Chemicals                                      278,604           6,781,965
   * Vychodoslovenske Zeleziarne AS                    Metals & Mining                                 24,100             421,191
                                                                                                                       ----------
                                                                                                                       12,035,867
---------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA: 2.0%
     Anglo American Industrial Corp. Ltd.              Multi-Industry                                  88,924           3,221,677
     Anglo American Platinum Corp. Ltd.                Metals & Mining                                 77,110             457,369
     Anglovaal Industried Ltd.                         Multi-Industry                                 507,666           2,294,995
     BTR Dunlop Ltd.                                   Industrial Components                        1,623,700           1,761,308
     CG Smith Ltd.                                     Multi-Industry                                 276,900           1,352,392
     Del Monte Royal Foods Ltd                         Food & Household Products                    5,992,050           6,019,586

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA (cont.)
     Engen Ltd.                                        Energy Sources                               2,577,152      $   13,771,251
     First National Bank Holdings Ltd.                 Banking                                        553,600           2,709,723
     Kersaf Investments Ltd.                           Leisure & Tourism                               27,900             255,683
     Malbak Ltd.                                       Multi-Industry                                 413,100           1,810,099
   * McCarthy Retail Ltd.                              Appliances & Household Durables                974,200           2,498,750
     McCarthy Retail, zero, conv., 9/30/03             Appliances & Household Durables                223,000**           524,313
     Nedcor Ltd.                                       Banking                                        109,222           1,494,113
     Palabora Mining Co. Ltd.                          Metals & Mining                                308,000           5,036,230
     Polifin Ltd.                                      Chemicals                                      293,010             488,507
     Potgietersrust Platinums Ltd.                     Metals & Mining                                153,903             756,603
   * Rainbow Chicken Ltd.                              Food & Household Products                      847,900             159,485
   * Rainbow Chicken Ltd., conv., pfd.                 Food & Household Products                    2,034,960             417,562
     Rembrandt Group Ltd.                              Multi-Industry                                 365,770           3,264,058
     Reunert Ltd.                                      Electrical & Electronics                       510,700           1,691,963
     Sappi Ltd.                                        Forest Products & Paper                        917,913           8,240,322
     Sasol Ltd.                                        Energy Sources                                   2,473              29,337
     South African Breweries Ltd.                      Beverages & Tobacco                            144,500           3,659,987
     South African Iron & Steel Industrial Corp.
        Ltd.                                           Metals & Mining                              7,349,108           5,246,558
     Sun International (South Africa) Ltd.             Leisure & Tourism                            3,028,842           2,427,735
                                                                                                                       ----------
                                                                                                                       69,589,606
---------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA: 2.4%
     Asia Cement Co. Ltd.                              Building Materials & Components                 57,380           1,439,593
     Boram Bank Co. Ltd.                               Banking                                        741,840           6,145,420
   * Boram Bank Co. Ltd., new                          Banking                                         82,357             638,389
     BYC Co. Ltd.                                      Textiles & Apparel                               9,060             964,970
     Central Banking Corp.                             Financial Services                             407,993           6,276,815
   * Cho Hung Bank, GDR 144A                           Banking                                      1,300,000           9,750,000
     Choil Aluminium Mfg. Co. Ltd.                     Metals & Mining                                 63,326           1,229,049
     Dae Duck Electronics Co. Ltd.                     Electrical & Electronics                        43,698           2,115,087
     Daegu Bank Co. Ltd.                               Banking                                        695,758           8,307,845
     Daehan Synthetic Fiber Co. Ltd.                   Textiles & Apparel                              25,010           2,175,426
     Dongkuk Steel Mill Co. Ltd.                       Metals & Mining                                173,440           3,427,749
     Hae In Corp. Ltd.                                 Merchandising                                   25,548           1,142,857
   * Hana Bank, GDR                                    Banking                                        481,708           7,288,242
     Hankook Cosmetics Co. Ltd.                        Health & Personal Care                          52,400           1,178,225
     Korea First Bank                                  Banking                                      1,025,090           5,192,172
     Korea Kumho Petrochemical                         Chemicals                                      694,000           5,749,112
     Kyong Nam Bank                                    Banking                                        276,600           3,034,417
     Kyung Dong Boiler Co Ltd                          Energy Equipment & Services                     36,029           1,206,652
     Moon Bae Steel Co. Ltd.                           Metals & Mining                                 15,480             357,231
     Samsung Electronics Co. Ltd.                      Multi-Industry                                     400              23,746
     Shinsung Industries Co. Ltd.                      Electrical & Electronics                        40,000             904,142
     Ssangyong Oil Refining Co Ltd                     Energy Equipment & Services                    667,430          14,612,373
     Tong Yang Merchant Bank                           Financial Services                             248,739           2,796,474
                                                                                                                       ----------
                                                                                                                       85,955,986
---------------------------------------------------------------------------------------------------------------------------------
SPAIN: 1.3%
     Banco Bilbao Vizcaya                              Banking                                        314,200          16,965,469
     Bankinter SA                                      Banking                                        113,750          17,637,493
     Telefonica de Espana SA                           Telecommunications                             479,424          11,133,937
                                                                                                                       ----------
                                                                                                                       45,736,899
---------------------------------------------------------------------------------------------------------------------------------
SRI LANKA: 0.1%
     Aitken Spence & Co. Ltd.                          Multi-Industry                                 150,000             236,647
     Associated Motorways Ltd.                         Automobiles                                    281,088             133,781
   * Ceylon Holiday Resorts Ltd.                       Leisure & Tourism                              144,600              50,978
   * Colombo Dock Yard Ltd.                            Transportation                                  40,000              10,224
   * Lanka Ceramic Ltd.                                Building Materials & Components                309,100             168,907

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
SRI LANKA (cont.)
     Lanka Orix Leasing Co. Ltd.                       Financial Services                                 819      $        2,072
     National Develpoment Bank of Sri Lanka            Banking                                        140,000             481,227
     United Motor Lanka Ltd.                           Automobiles                                    341,808             166,445
                                                                                                                        ---------
                                                                                                                        1,250,281
---------------------------------------------------------------------------------------------------------------------------------
TAIWAN: 0.1%
   * United Microelectronics Corp.                     Electronic Components &
                                                       Instruments                                    633,000             897,709
---------------------------------------------------------------------------------------------------------------------------------
THAILAND: 1.4%
     American Standard Sanitaryware (THB) Public Co.
        Ltd., fgn                                      Building Materials & Components                362,200           4,801,840
   * Asia Fibre Public Co. Ltd., fgn.                  Textiles & Apparel                             943,500             342,141
     Ayudhya Insurance Public Co. Ltd.                 Insurance                                        4,700              36,286
     Ayudhya Insurance Public Co. Ltd., fgn.           Insurance                                      277,000           2,138,579
     Bangkok Bank Public Co. Ltd.                      Banking                                        417,408           3,108,669
     Bangkok Insurance, fgn.                           Insurance                                        8,000             113,546
     Bangkok Land Public Co. Ltd.                      Real Estate                                    269,000             112,756
     Bangkok Land Public Co. Ltd., fgn.                Real Estate                                  1,257,500           1,397,440
     Charoen Pokphand Feedmill Public Co. Ltd.         Food & Household Products                      794,900           2,479,607
     Chareon Pokphand Feedmill Public Co. Ltd., fgn.   Food & Household Products                      338,500           1,227,501
     Hua Thai Manufacturing Public Co. Ltd.            Textiles & Apparel                             175,000             464,010
     Karat Sanitaryware Public Co. Ltd., fgn.          Building Materials & Components                370,950             432,119
     Kian Gwan (Thailand) Public Co. Ltd., fgn.        Real Estate                                     96,000             260,158
   * Land and House Public Co. Ltd.                    Multi-Industry                                 220,000           1,492,630
   * Padaeng Industry Public Co. Ltd., fgn.            Metals & Mining                                535,665             214,091
     Regional Container Lines Public Co. Ltd., fgn.    Transportation                                 289,600           2,800,468
   * Royal Ceramic Industry Public Co. Ltd., fgn.      Building Materials & Components                 53,200              38,376
     Saha Pathanapibul Public Co Ltd., fgn.            Food & Household Products                      284,500             665,601
     Saha Union Public Co. Ltd.                        Multi-Industry                               5,009,700           4,297,489
     Saha Union Public Co. Ltd., fgn.                  Multi-Industry                               2,220,080           1,991,026
     Sanyo Universal Electric Public Co. Ltd.          Appliances & Household Durables                499,500           1,577,614
     Sanyo Universal Electric Public Co Ltd., fgn.     Appliances & Household Durables                949,700           2,999,520
     Siam Cement Co. Ltd.(The), fgn.                   Building Materials & Components                108,500           3,401,466
     Siam City Bank Public Co. Ltd., fgn.              Banking                                      2,622,000           2,453,716
   * Siam Commercial Bank Ltd., loc.                   Banking                                        292,000           1,912,813
   + Sino-Thai Engineering & Construction Public Co.   Construction & Housing                       1,289,700           3,369,332
     Textile Prestige Public Co. Ltd., fgn.            Textiles & Apparel                              99,000             148,620
     Thai Asahi Glass Public Co. Ltd.                  Building Materials & Components                 40,700              45,626
     Thai Asahi Glass Public Co. Ltd., fgn.            Building Materials & Components                 32,000              35,873
     Thai Farmers Bank Public Co. Ltd.                 Banking                                        971,000           4,732,707
     Thai Rayon Public Co. Ltd.                        Textiles & Apparel                              43,700             166,137
     Thai Rayon Public Co. Ltd., fgn.                  Textiles & Apparel                              11,400              62,232
     Thai Wacoal Public Co. Ltd.                       Textiles & Apparel                             140,700             592,513
     Thai Wacoal Public Co. Ltd., fgn.                 Textiles & Apparel                             148,800             657,085
     Thai Wah Public Co. Ltd., fgn.                    Multi-Industry                                 208,900             126,256
     United Motor Works (Siam) Public Co. Ltd.         Machinery & Engineering                         30,400             101,349
     United Standard Terminal Public Co. Ltd., fgn.    Wholesale & International Trade                155,600             285,159
                                                                                                                       ----------
                                                                                                                       51,082,351
---------------------------------------------------------------------------------------------------------------------------------
TURKEY: 4.6%
     Akbank                                            Banking                                    351,697,998          47,833,472
   * Akcansa Cimento                                   Building Materials & Components             44,743,621           4,125,738
     Aksigorta AS                                      Insurance                                   32,286,000             952,654
   * Alarko Sanayii ve Ticaret SA                      Appliances & Household Durables              3,840,000             531,121
   * Alcatel Teletas Endustri Tic AS                   Telecommunications                          45,325,000           3,218,097
     Anadolu Anonim Turk Sigorta Sirketi               Insurance                                   17,364,000             768,532
     Arcelik AS                                        Appliances & Household Durables            171,190,797          17,363,670
     Bagfas                                            Chemicals                                    9,786,000           2,210,761
     Beko Elektronik AS                                Appliances & Household Durables             47,214,562           4,462,418

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
TURKEY (cont.)
     Borusan AS                                        Industrial Components                       15,548,000      $      974,886
   * Celik Halat ve Sanayii ve Ticaret AS              Building Materials & Components             16,153,092             834,092
     Cimentas Izmir Cimento Fabrikasi Turk AS          Building Materials & Components             16,488,253           1,748,409
     Cimsa Cimento Sanayi ve Ticaret AS                Building Materials & Components             41,810,000           3,855,233
     Erciyas Biracilik                                 Food & Household Products                   85,846,000           9,300,968
     Eregli Demir ve Celik Fabrikalari AS              Metals & Mining                            139,943,750          16,775,104
     Finans Bank AS, br.                               Banking                                    116,597,077           2,284,636
     Goodyear Lastikleri TAS,                          Industrial Components                           37,000              16,717
     Izocam Ticaret ve Sanayii AS, br.                 Building Materials & Components             15,397,239           1,022,223
     Kartonsan                                         Forest Products & Paper                     62,097,000           6,012,158
     Koc Holding AS                                    Multi-Industry                              14,898,332           2,610,127
     Koc Yatirim ve Sanayii Mamullesi Pazarlanca AS    Multi-Industry                              36,898,143           7,059,811
     Marshall Boya ve Vernik Sanayii AS                Industrial Components                       12,978,392             993,275
     Netas Northern Electric Telekomunic Asyon AS      Electrical & Electronics                    10,022,000           2,264,076
     Otosan Otomobil Sanayii AS                        Automobiles                                 11,779,000           4,778,940
     Petkim Petrokimya Holding AS                      Chemicals                                    5,454,000           2,187,635
   * Sasa Sun'i Sente                                  Chemicals                                    5,000,000             336,561
     Tat Konserve Sanayii AS                           Food & Household Products                   14,991,737           2,246,341
     Tekstil Bankasi AS, br.                           Banking                                        182,516               5,049
   * Tofas Turk Otomobil Fabrikasi AS                  Automobiles                                103,077,650           4,039,465
     Trakya Cam Sanayii AS                             Building Materials & Components             13,465,130             682,879
     Turk Demir Dokum, br.                             Appliances & Household Durables             26,653,982           2,408,566
     Turkiye Garanti Bankasi AS                        Banking                                    161,959,393           7,317,667
     Vakif Finansal Kiralama AS                        Financial Services                          16,152,092             625,531
                                                                                                                     ------------
                                                                                                                      161,846,812
---------------------------------------------------------------------------------------------------------------------------------
VENEZUELA: 3.3%
   * Banco Provincial SAICA                            Banking                                        101,061             187,797
     Ceramica Carabobo CA, A                           Building Materials & Components                315,480             344,457
     Ceramica Carabobo CA, A, ADR                      Building Materials & Components                143,000             156,135
     Ceramica Carabobo CA, B                           Building Materials & Components              2,117,123           2,311,585
     Consolidada Carabobo, A                           Building Materials & Components              5,053,975             221,524
     Consolidada Carabobo, B                           Building Materials & Components             26,359,743           1,073,750
     Electricidad de Caracas                           Utilities Electrical & Gas                  84,142,611          85,334,288
     Fabrica Nacional de Cementos CA                   Building Materials & Components              1,831,500             423,019
     H.L. Boulton & Co. SA                             Multi-Industry                              15,564,847           1,176,543
     Industrias Ventane                                Utilities Electrical & Gas                   3,960,414           2,644,406
     Inmuebles y Valores Caracas CA                    Building Materials & Components              1,015,000           1,118,886
   * Manufacturera de Aparatos Domesticos SA           Appliances & Household Durables                545,225             602,174
     Mavesa SA, ADR                                    Food & Household Products                    1,541,899          10,324,544
     Siderurgica Venezolana Sivensa Saica Svs          Metals & Mining                                150,000             112,755
     Siderurgica Venezolana Sivensa Saica Svs.,, ADR   Metals & Mining                                699,270           2,628,200
     Siderurgica Venezolana Sivensa SAICA Svs., ADR,
        B, new                                         Metals & Mining                                 66,298             227,951
     Venezolana de Cementos Vencemos #1                Building Materials & Components              2,345,746           6,403,019
     Venezolana de Cementos Vencemos #2                Building Materials & Components                831,999           2,218,641
                                                                                                                     ------------
                                                                                                                      117,509,674
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON DEVELOPING MARKETS TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                            SHARES/PRINCIPAL IN
                                                                    INDUSTRY                  LOCAL CURRENCY           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
ZIMBABWE: 0.1%
     Delta Corp.                                       Multi-Industry                                  14,000      $       49,057
   * Meikles Africa Ltd.                               Multi-Industry                                 300,000             444,000
     Ta Holdings                                       Multi-Industry                                  50,000               8,069
     Zimbabwe Sun Ltd.                                 Multi-Industry                               1,780,000             664,761
                                                                                                                   --------------
                                                                                                                        1,165,887
                                                                                                                   --------------
TOTAL LONG TERM OBLIGATIONS (cost $2,788,908,436)                                                                   3,218,164,800
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 8.9% (cost $313,511,165)
---------------------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Bills, 4.82% to 5.01% with
        maturities to 3/27/97                                                                U.S. 315,965,000         313,570,696
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 99.9% (cost $3,102,419,601)                                                                      3,531,735,496
OTHER ASSETS, LESS LIABILITIES: 0.1%                                                                                    3,646,166
                                                                                                                   --------------
TOTAL NET ASSETS: 100.0%                                                                                           $3,535,381,662
                                                                                                                   ==============

 * NON-INCOME PRODUCING.
** PRINCIPAL AMOUNT IN CURRENCY OF COUNTRIES INDICATED.
 + SEE NOTE 5.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

Assets:
   Investments in securities, at value
      (identified cost $3,102,419,601)                                                                             $3,531,735,496
   Cash                                                                                                                 2,091,895
   Receivables:
      Investment securities sold                                                                                        3,017,354
      Fund shares sold                                                                                                 10,333,338
      Dividends and interest                                                                                            6,678,504
                                                                                                                   --------------
         Total assets                                                                                               3,553,856,587
                                                                                                                   --------------
Liabilities:
   Payables:
      Investment securities purchased                                                                                   7,297,985
      Fund shares redeemed                                                                                              2,610,211
   Accrued expenses                                                                                                     8,566,729
                                                                                                                   --------------
         Total liabilities                                                                                             18,474,925
                                                                                                                   --------------
Net assets, at value                                                                                               $3,535,381,662
                                                                                                                   ==============
Net assets consist of:
   Distribution in excess of net investment income                                                                 $   (1,516,948)
   Net unrealized appreciation                                                                                        429,315,895
   Accumulated net realized gain                                                                                       17,459,582
   Net capital paid in on shares of beneficial interest                                                             3,090,123,133
                                                                                                                   --------------
Net assets, at value                                                                                               $3,535,381,662
                                                                                                                   ==============
Class I
   Net asset value per share
      ($3,308,752,690 / 214,864,523 shares outstanding)                                                            $        15.40
                                                                                                                   ==============
   Maximum offering price
      ($15.40 / 94.25%)                                                                                            $        16.34
                                                                                                                   ==============
Class II
   Net asset value per share
      ($226,628,972 / 14,845,210 shares outstanding)                                                               $        15.27
                                                                                                                   ==============
   Maximum offering price
      ($15.27 / 99.00%)                                                                                            $        15.42
                                                                                                                   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (cont.)

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
for the year ended December 31, 1996

Investment income:
   (net of $5,801,128 foreign taxes withheld)
   Dividends                                                                                           $ 75,169,266
   Interest                                                                                              20,802,310
                                                                                                       ------------
      Total income                                                                                                   $ 95,971,576
Expenses:
   Management fees (Note 3)                                                                              37,609,530
   Administrative fees (Note 3)                                                                           2,831,572
   Distribution fees (Note 3)
      Class I                                                                                             8,450,539
      Class II                                                                                            1,423,427
   Transfer agent fees (Note 3)                                                                           4,303,000
   Custodian fees                                                                                         5,633,000
   Reports to shareholders                                                                                1,273,000
   Audit fees                                                                                                54,000
   Legal fees                                                                                                11,000
   Registration and filing fees                                                                             433,500
   Trustees' fees and expenses                                                                              105,000
   Other                                                                                                     87,082
                                                                                                       ------------
      Total expenses                                                                                                   62,214,650
                                                                                                                     ------------
        Net investment income                                                                                          33,756,926
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
      Investments                                                                                        89,204,921
      Foreign currency transactions                                                                      (4,537,071)
                                                                                                       ------------
                                                                                                         84,667,850
   Net unrealized appreciation on:
        Investments                                                                                     445,595,591
        Foreign currency translation of other assets and liabilities                                        618,176
                                                                                                       ------------
                                                                                                        446,213,767
                                                                                                       ------------
      Net realized and unrealized gain                                                                                530,881,617
                                                                                                                     ------------
Net increase in net assets resulting from operations                                                                 $564,638,543
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (cont.)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1996 and 1995

                                                                                                       1996             1995
                                                                                                  -------------    -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                                       $   33,756,926   $   34,733,235
      Net realized gain on investment and foreign currency transactions                               84,667,850       36,819,502
      Net unrealized appreciation (depreciation)                                                     446,213,767      (67,443,609)
                                                                                                  --------------   --------------
         Net increase in net assets resulting from operations                                        564,638,543        4,109,128
   Distributions to shareholders:
      From net investment income
         Class I                                                                                     (34,428,429)     (32,067,523)
         Class II                                                                                     (1,401,202)        (535,755)
      Amount in excess of net investment income
         Class I                                                                                      (1,420,492)              --
         Class II                                                                                        (96,456)              --
      From net realized gain
         Class I                                                                                     (69,400,180)     (38,696,973)
         Class II                                                                                     (4,469,289)        (521,839)
   Capital share transactions (Note 2)
         Class I                                                                                     723,963,075      204,236,626
         Class II                                                                                    169,320,035       42,998,205
                                                                                                  --------------   --------------
           Net increase in net assets                                                              1,346,705,605      179,521,869
Net assets:
      Beginning of year                                                                            2,188,676,057    2,009,154,188
                                                                                                  --------------   --------------
      End of year                                                                                 $3,535,381,662   $2,188,676,057
                                                                                                  ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is a Massachusetts business trust and an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing in securities of issuers of countries having developing markets. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in good faith and approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Fund offered two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized for each class of shares ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                                CLASS I
                                                                        -------------------------------------------------------
                                                                               YEAR ENDED                     YEAR ENDED
                                                                           DECEMBER 31, 1996               DECEMBER 31, 1995
                                                                       --------------------------      -------------------------
                                                                        SHARES          AMOUNT          SHARES         AMOUNT
                                                                      ----------    -------------     ----------    -------------
           Shares sold                                                 81,183,040   $1,183,527,421     48,470,874   $ 646,712,609
           Shares issued on reinvestment of distributions               6,016,317       88,975,415      4,711,716      59,816,280
           Shares redeemed                                            (37,415,543)    (548,539,761)   (37,809,132)   (502,292,263)
                                                                       ----------   --------------    -----------   -------------
           Net increase                                                49,783,814   $  723,963,075     15,373,458   $ 204,236,626
                                                                       ==========   ==============    ===========   =============

                                                                                               CLASS II
                                                                        -------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                                                              MAY 1, 1995
                                                                               YEAR ENDED                       THROUGH
                                                                           DECEMBER 31, 1996               DECEMBER 31, 1995
                                                                       --------------------------      -------------------------
                                                                        SHARES          AMOUNT          SHARES         AMOUNT
                                                                      ----------    -------------     ----------    -------------
           Shares sold                                                 12,543,242     $181,957,609      3,421,478     $46,480,813
           Shares issued on reinvestment of distributions                 328,438        4,824,061         66,344         839,919
           Shares redeemed                                             (1,194,443)     (17,461,635)      (319,849)     (4,322,527)
                                                                       ----------     ------------      ---------     -----------
           Net increase                                                11,677,237     $169,320,035      3,167,973     $42,998,205
                                                                       ==========     ============      =========     ===========

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TAML equal, on an annual basis, to 1.25% of the average daily net assets of the Fund. The Fund pays FTSI monthly an administrative fee of 0.15% per annum on the first $200 million of the Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended December 31, 1996, FTD received net commissions of $1,902,013 from the sale of the Fund's shares and FTIS received fees of $4,303,000.

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with activities that are primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1996 there were no unreimbursed expenses. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $111,388 were paid to FTD for the year ended December 31, 1996.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Funds, which firm received fees for the year ended December 31, 1996.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 aggregated $1,182,991,292 and $324,936,882, respectively. The cost of securities for federal income tax purposes is $3,103,465,711. Realized gains and losses are reported on an identified cost basis.

At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                            $ 747,492,169
           Unrealized depreciation                             (319,222,384)
                                                              -------------
           Net unrealized appreciation                        $ 428,269,785
                                                              =============

5. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at December 31, 1996 amounted to $28,370,889. For the year ended December 31, 1996, dividends and interest income from "affiliated companies" was $287,580 and net realized losses from disposition of "affiliated companies" were $136,317.

TEMPLETON DEVELOPING MARKETS TRUST
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Templeton Developing Markets Trust

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton Developing Markets Trust as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Developing Markets Trust as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                            [McGLADREY & PULLEN, LLP SIGNATURE]

New York, New York
January 31, 1997

                                     NOTES
                                    --------

                                     NOTES
                                    --------

                                     NOTES
                                    --------

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST E Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
Companies Fund
Templeton Global Infrastructure Fund
Templeton Global
Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
Government Bond Fund
Franklin Templeton
Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME

Franklin Global Government
Income Fund
Franklin Templeton Hard
Currency Fund
Franklin Templeton High
Income Currency Fund
Templeton Americas
Government Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES:

Franklin Templeton
Conservative Target Fund
Franklin Templeton
Moderate Target Fund
Franklin Templeton
Growth Target Fund

INCOME

Franklin Adjustable Rate
Securities Fund
Franklin Adjustable U.S.
Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment
Grade Income Fund
Franklin Short-Intermediate U.S.
Government Securities Fund
Franklin U.S. Government
Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
High Yield Securities Fund
Franklin Tax-Advantaged
International Bond Fund
Franklin Tax-Advantaged U.S.
Government Securities Fund

FOR CORPORATIONS:

Franklin Corporate Qualified
Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES

Franklin Valuemark(R)
Franklin Templeton
Valuemark Income Plus
(an immediate annuity)

*TWO OR MORE FUND OPTIONS AVAILABLE: LONG-TERM PORTFOLIO, INTERMEDIATE-TERM PORTFOLIO, A PORTFOLIO OF INSURED MUNICIPAL SECURITIES,
AND/OR A HIGH YIELD PORTFOLIO (CA) AND A MONEY MARKET PORTFOLIO (CA AND NY). **THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN BONDS THAT PAY INTEREST SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
***PORTFOLIO OF INSURED MUNICIPAL SECURITIES.
TO ENSURE THE HIGHEST QUALITY OF SERVICE, TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS MAY BE MONITORED, RECORDED AND ACCESSED. THESE CALLS CAN BE DETERMINED BY THE PRESENCE OF A REGULAR BEEPING TONE.
                                                                         12/96.1

[MAP OF GLOBE]


Templeton Developing
Markets Trust

Auditors
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida, 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Developing Markets Trust, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular, beeping tone.


TL711 A96 02/97

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